3. Investment Securities Available-For-Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 96,930	$ 80,239
Gross Unrealized Gains	140	293
Gross Unrealized Losses	1,997	672
Total AFS Securities	95,073	79,860
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	83,656	45,947
Less Than 12 months, Unrealized Losses	1,997	366
12 Months or More, Fair value	0	13,699
12 Months or More, Unrealized Losses	0	306
Fair Value	83,656	59,646
Unrealized Losses	1,997	672
Fiscal Year Maturity - Amortized Cost [Abstract]
Amortized cost - due in one year or less	555
Amortized cost - due after one year through five years	2,255
Amortized cost - due after five years through ten years	3
Amortized cost - due after ten years	18,733
Amortized cost - sub-total	21,546
Mortgage-backed securities	75,384
Amortized cost - grand total	96,930
Fiscal Year Maturity - Fair Value [Abstract]
Fair value - due in one year or less	562
Fair value - due after one year through five years	2,273
Fair value - due after five years through ten years	3
Fair value - after ten years	17,947
Fair value - sub total	20,785
Mortgage-backed securities	74,288
Fair value - grand total	95,073
Gross realized gains and losses on investment securities available for sale
Realized gains from sales and calls of securities	65	16
Realized losses	18	0
Net gains (losses)	47	16
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	13,013	6,834
Gross Unrealized Gains	41	124
Gross Unrealized Losses	603	0
Total AFS Securities	12,451	6,958
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	9,191	0
Less Than 12 months, Unrealized Losses	603	0
12 Months or More, Fair value	0	0
12 Months or More, Unrealized Losses	0	0
Fair Value	9,191	0
Unrealized Losses	603	0
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	75,384	62,911
Gross Unrealized Gains	93	160
Gross Unrealized Losses	1,189	478
Total AFS Securities	74,288	62,593
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	66,878	45,790
Less Than 12 months, Unrealized Losses	1,189	363
12 Months or More, Fair value	0	4,589
12 Months or More, Unrealized Losses	0	115
Fair Value	66,878	50,379
Unrealized Losses	1,189	478
SBA Pools [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	8,533	10,494
Gross Unrealized Gains	6	9
Gross Unrealized Losses	205	194
Total AFS Securities	8,334	10,309
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	7,587	157
Less Than 12 months, Unrealized Losses	205	3
12 Months or More, Fair value	0	9,110
12 Months or More, Unrealized Losses	0	191
Fair Value	7,587	9,267
Unrealized Losses	$ 205	$ 194